Net Loss Per Share	9 Months Ended
Sep. 29, 2012
Net Loss Per Share
Net Loss Per Share

5.             Net Loss Per Share

The following table summarizes our calculation of net loss per common share for each of the periods presented (in thousands, except share and per share data):

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Net loss	$(1,365)	$(1,188)	$(4,019)	$(3,141)
Weighted average shares outstanding—basic and diluted	16,345,579	15,756,346	16,310,967	15,366,841
Basic and diluted net loss per share	$(0.08)	$(0.08)	$(0.25)	$(0.20)

The following outstanding potential common shares not included in diluted net loss per share calculations as their effects were not dilutive:

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Employee and non-employee stock options	1,186,000	848,000	1,186,000	848,000
Common shares issuable to underwriters under purchase option agreements	103,125	103,125	103,125	103,125